Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2021
Signavio
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	255
Other identifiable assets	73
Total identifiable assets	328
Other identifiable liabilities	108
Total identifiable liabilities	108
Total identifiable net assets	220
Goodwill	729
Total consideration transferred	949

Schedule of impact on SAP's financials from acquisitions

€ millions	2021	Contribution of 2021 Acquisitions
	as Reported
 Revenue	27,842	70
 Profit after tax	5,376	-89

Clarabridge
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	218
Other identifiable assets	79
Total identifiable assets	297
Other identifiable liabilities	103
Total identifiable liabilities	103
Total identifiable net assets	194
Goodwill	922
Total consideration transferred	1,116

Qualtrics
Business Combinations
Schedule of consideration transferred

€ millions
Cash paid	6,212
Liabilities incurred	237
Total consideration transferred	6,449

Schedule of recognized assets and Liabilities

€ millions
Cash and cash equivalents	138
Other financial assets	1
Trade and other receivables	37
Other non-financial assets	20
Property, plant, and equipment	75
Intangible assets	1,803
Thereof acquired technology	575
Thereof customer relationship and other intangibles	1,226
Thereof software and database licenses	2
Total identifiable assets	2,074
Trade and other payables	97
Financial liabilities	53
Current and deferred tax liabilities	317
Provisions and other non-financial liabilities	41
Contract liabilities	129
Total identifiable liabilities	637
Total identifiable net assets	1,437
Goodwill	5,012
Total consideration transferred	6,449

Schedule of impact on SAP's financials from acquisitions

€ millions	2019	Contribution of
	as Reported	Qualtrics
 Revenue	27,553	429
 Profit after tax	3,370	-526